As filed with the Securities and Exchange Commission on June 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2014

Date of reporting period:  April 30, 2014

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.22%
	Aerospace & Defense - 6.85%
4,495	Alliant Techsystems, Inc.	$648,269
14,757	The Boeing Co.	1,903,948
66,994	Exelis, Inc.	1,242,069
7,022	General Dynamics Corp.	768,558
9,339	Honeywell International, Inc.	867,593
8,639	Huntington Ingalls Industries, Inc.	889,817
11,391	Lockheed Martin Corp.	1,869,719
8,958	Northrop Grumman Corp.	1,088,487
5,188	Raytheon Co.	495,350
		9,773,810
	Airlines - 1.85%
3,108	Alaska Air Group, Inc.	292,401
45,916	Delta Air Lines, Inc.	1,691,086
11,174	SkyWest, Inc.	129,618
13,874	Southwest Airlines Co.	335,335
3,452	Spirit Airlines, Inc. *	196,212
		2,644,652
	Auto Components - 0.96%
3,631	BorgWarner, Inc.	225,630
7,488	Delphi Automotive PLC #	500,498
12,711	The Goodyear Tire & Rubber Co.	320,317
4,711	Standard Motor Products, Inc.	178,971
2,521	Tenneco, Inc. *	150,932
		1,376,348
	Beverages - 0.83%
26,074	Coca-Cola Enterprises, Inc.	1,184,803

	Biotechnology - 1.59%
4,240	Biogen Idec, Inc. *	1,217,389
13,299	Gilead Sciences, Inc. *	1,043,839
		2,261,228
	Building Products - 0.69%
34,863	AAON, Inc.	988,366

	Capital Markets - 2.34%
24,645	Ameriprise Financial, Inc.	2,751,121
3,656	The Goldman Sachs Group, Inc.	584,302
		3,335,423
	Chemicals - 2.94%
29,246	The Dow Chemical Co.	1,459,375
13,415	LyondellBasell Industries NV - Class A #	1,240,888
368	NewMarket Corp.	137,014
25,542	Olin Corp.	717,730
3,281	PPG Industries, Inc.	635,267
		4,190,274

	Commercial Services & Supplies - 0.53%
11,482	The ADT Corp.	347,216
2,320	G & K Servies, Inc. - Class A	122,821
6,844	Tyco International Ltd. #	279,920
		749,957
	Communications Equipment - 0.18%
27,821	Brocade Communications Systems, Inc. *	259,014

	Computers & Peripherals - 4.10%
4,479	Electronics for Imaging, Inc. *	169,261
10,575	Lexmark International, Inc. - Class A	454,725
86,111	Seagate Technology PLC #	4,527,716
7,872	Western Digital Corp.	693,759
		5,845,461
	Construction & Engineering - 0.48%
21,186	AECOM Technology Corp. *	686,850

	Consumer Finance - 1.85%
19,975	American Express Co.	1,746,414
34,628	SLM Corp.	891,671
		2,638,085
	Diversified Consumer Services - 0.77%
11,755	Apollo Education Group, Inc. *	339,249
2,424	Outerwall, Inc. *	168,104
13,991	Strayer Education, Inc. *	596,436
		1,103,789
	Diversified Financial Services - 0.73%
4,336	CBOE Holdings, Inc.	231,369
11,002	Mcgraw Hill Financial, Inc.	813,378
		1,044,747
	Diversified Telecommunication Services - 6.01%
157,223	AT&T, Inc.	5,612,861
12,683	CenturyLink, Inc.	442,764
27,871	IDT Corp. - Class B	441,477
400,338	Vonage Holdings Corp. *	1,537,298
58,966	Windstream Holdings, Inc.	534,822
		8,569,222
	Electrical Equipment - 1.28%
2,161	Acuity Brands, Inc.	269,196
2,909	EnerSys, Inc.	196,590
11,880	Thermo Fisher Scientific, Inc.	1,354,320
		1,820,106
	Electronic Equipment, Instruments & Components - 0.32%
6,283	Insight Enterprises, Inc. *	164,112
4,623	Tech Data Corp. *	288,891
		453,003
	Energy Equipment & Services - 0.10%
7,473	Tesco Corp. * #	149,460

	Food & Staples Retailing - 3.11%
12,574	The Andersons, Inc.	783,234
64,397	The Kroger Co.	2,964,838
8,554	Wal-Mart Stores, Inc.	681,839
		4,429,911

	Food Products - 1.31%
2,037	The Hershey Co.	196,041
3,316	Post Holdings, Inc. *	173,294
1,895	Sanderson Farms, Inc.	155,902
32,109	Tyson Foods, Inc. - Class A	1,347,615
		1,872,852
	Gas Utilities - 0.59%
18,049	UGI Corp.	842,708

	Health Care Equipment & Supplies - 0.76%
16,994	St. Jude Medical, Inc.	1,078,609

	Health Care Providers & Services - 4.63%
24,896	AmerisourceBergen Corp.	1,622,721
9,374	Cigna Corp.	750,295
5,259	Corvel Corp. *	239,495
15,425	ExamWorks Group, Inc. *	567,640
19,976	LHC Group, Inc. *	415,101
11,256	Magellan Health Services, Inc. *	649,696
1,299	McKesson Corp.	219,778
3,340	Omnicare, Inc.	197,962
27,551	Quest Diagnostics, Inc.	1,540,927
26,742	Triple-S Management Corp. - Class B * #	400,595
		6,604,210
	Hotels, Restaurants & Leisure - 2.43%
5,241	Burger King Worldwide, Inc.	136,947
42,653	International Game Technology	535,295
11,466	Ruth's Hospitality Group, Inc.	144,357
26,334	Sonic Corp. *	501,399
13,442	Starbucks Corp.	949,274
5,914	Wynn Resorts Ltd.	1,205,805
		3,473,077
	Household Durables - 0.48%
17,838	Newell Rubbermaid, Inc.	537,102
3,847	Universal Electronics, Inc. *	143,685
		680,787
	Independent Power Producers & Energy Traders - 0.10%
10,142	AES Corp.	146,552

	Industrial Conglomerates - 1.37%
72,761	General Electric Co.	1,956,543

	Insurance - 4.76%
41,976	Assurant, Inc.	2,829,602
6,742	MetLife, Inc.	352,944
39,789	The Travelers Companies, Inc.	3,604,088
		6,786,634
	Internet Software & Services - 2.23%
1,706	CoStar Group, Inc. *	274,478
2,840	IAC/InterActiveCorp.	188,235
20,864	VeriSign, Inc. *	984,364
48,290	Yahoo!, Inc. *	1,736,026
		3,183,103

	IT Services - 4.53%
4,431	Acxiom Corp. *	125,131
5,519	Broadridge Financial Solutions, Inc.	211,598
1,883	CACI International, Inc. - Class A *	131,151
2,337	Computer Sciences Corp.	138,304
9,832	International Business Machines Corp.	1,931,693
3,999	Leidos Holdings, Inc.	148,923
22,754	Mastercard, Inc. - Class A	1,673,557
6,931	Science Applications International Corp.	270,309
115,461	The Western Union Co.	1,832,366
		6,463,032
	Life Sciences Tools & Services - 0.14%
4,285	PAREXEL International Corp. *	194,325

	Machinery - 3.02%
2,119	Caterpillar, Inc.	223,343
28,568	Flowserve Corp.	2,086,892
3,812	The Greenbrier Companies, Inc. *	199,901
1,659	Hyster-Yale Materials Handling, Inc.	159,911
8,776	Ingersoll-Rand PLC #	524,805
6,139	The Manitowoc Co., Inc.	195,097
6,621	Oshkosh Corp.	367,532
7,348	Pentair Ltd. #	545,883
		4,303,364
	Media - 7.67%
46,009	DIRECTV *	3,570,298
815	Graham Holdings Co. - Class B	547,052
19,918	Lions Gate Entertainment Corp. #	528,425
33,253	Live Nation Entertainment, Inc. *	694,323
80,535	Twenty-First Century Fox, Inc. - Class A	2,578,731
35,476	Viacom, Inc - Class B	3,014,750
		10,933,579
	Oil, Gas & Consumable Fuels - 7.95%
3,674	EOG Resources, Inc.	360,052
51,690	Exxon Mobil Corp.	5,293,573
3,132	HollyFrontier Corp.	164,712
33,924	Marathon Petroleum Corp.	3,153,236
3,212	Panhandle Oil And Gas, Inc. - Class A	140,846
38,945	PBF Energy, Inc. - Class A	1,198,727
2,432	Rex American Resources Corp. *	158,956
1,454	Targa Resources Corp.	157,017
16,382	Western Refining, Inc.	712,617
		11,339,736
	Paper & Forest Products - 0.72%
11,025	Domtar Corp.	1,029,294

	Personal Products - 0.18%
6,862	Inter Parfums, Inc.	251,081

	Pharmaceuticals - 4.73%
5,485	AbbVie, Inc.	285,659
7,247	Bristol-Myers Squibb Co.	363,002
1,846	Johnson & Johnson	186,981
182,681	Pfizer, Inc.	5,714,262
1,859	Salix Pharmaceuticals Ltd. *	204,490
		6,754,394

	Professional Services - 3.56%
8,031	Barrett Business Services, Inc.	404,843
42,157	Dun & Bradstreet Corp.	4,669,309
		5,074,152
	Road & Rail - 0.54%
8,519	Avis Budget Group, Inc. *	448,014
7,800	Saia, Inc. *	321,126
		769,140
	Semiconductors & Semiconductor Equipment - 1.23%
18,995	Lam Research Corp. *	1,094,302
35,906	NVIDIA Corp.	663,184
		1,757,486
	Software - 1.00%
3,473	Aspen Technology, Inc. *	149,304
4,552	Blackbaud, Inc.	138,608
16,594	Manhattan Associates, Inc. *	523,209
13,575	Take-Two Interactive Software *	276,659
4,089	Tyler Technologies, Inc. *	333,867
		1,421,647
	Specialty Retail - 6.02%
9,597	Abercrombie & Fitch Co. - Class A	352,786
1,020	AutoZone, Inc. *	544,568
34,529	GameStop Corp. - Class A	1,370,111
8,317	Haverty Furniture Companies, Inc.	212,416
58,624	Home Depot, Inc.	4,661,194
2,042	O'Reilly Automotive, Inc. *	303,829
4,017	Ross Stores, Inc.	273,477
14,929	The TJX Companies, Inc.	868,569
		8,586,950
	Textiles, Apparel & Luxury Goods - 0.76%
4,795	Hanesbrands, Inc.	393,622
9,508	Nike, Inc. - Class B	693,609
		1,087,231
	Total Common Stocks (Cost $120,610,094)	140,094,995

	Total Investments in Securities (Cost $120,610,094) - 98.22%	140,094,995
	Other Assets in Excess of Liabilities - 1.78%	2,544,439
	Net Assets - 100.00%	$142,639,434

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.87%
	Aerospace & Defense - 4.49%
161,750	BAE Systems PLC - ADR	$4,428,715
14,932	Lockheed Martin Corp.	2,450,938
		6,879,653
	Chemicals - 1.99%
84,241	Potash Corporation of Saskatchewan, Inc. - ADR	3,046,155

	Commercial Banks - 4.66%
103,515	Bank of Montreal #	7,136,324

	Computers & Peripherals - 0.98%
28,381	Seagate Technology PLC #	1,492,273

	Diversified Telecommunication Services - 20.42%
76,050	AT&T, Inc.	2,714,985
64,168	BCE, Inc. #	2,858,043
167,516	CenturyLink, Inc.	5,847,984
403,788	Deutsche Telekom AG - ADR	6,763,449
12,967	KT Corp. - ADR	206,305
385,105	Orange S.A. - ADR	6,200,190
4,300	Telenor ASA - ADR	304,440
213,275	Telstra Corp., Ltd. - ADR	5,169,786
3,939	TELUS Corp. #	138,928
22,442	Verizon Communications, Inc.	1,048,715
		31,252,825
	Energy Equipment & Services - 5.22%
62,972	Ensco PLC - Class A #	3,176,937
111,922	Transocean Ltd. #	4,820,481
		7,997,418
	Insurance - 2.96%
52,457	Sun Life Financial, Inc. #	1,775,145
31,565	Swiss Re AG - ADR	2,753,099
		4,528,244
	Metals & Mining - 2.21%
27,428	BHP Billiton PLC - ADR	1,774,592
190,598	Companhia Siderurgica Nacional S.A. - ADR	737,614
12,802	Freeport-McMoRan Copper & Gold, Inc.	440,005
19,059	Teck Resources Ltd. - Class B #	433,973
		3,386,184
	Office Electronics - 2.09%
102,458	Canon, Inc. - ADR	3,204,886

	Oil, Gas & Consumable Fuels - 23.98%
96,842	BP PLC - ADR	4,902,142
330,999	Canadian Oil Sands Ltd. #	7,172,748
6,785	China Petroleum & Chemical Corp. - ADR	602,983
1,098	CNOOC Ltd. - ADR	181,379
20,095	ConocoPhillips	1,493,259
155,141	Ecopetrol S.A. - ADR	5,816,236
89,747	ENI S.p.A. - ADR	4,634,535
359,210	Gazprom OAO - ADR	2,593,496
28,902	Husky Energy, Inc. #	945,387
43,886	Royal Dutch Shell PLC - ADR	3,455,584
68,982	Total S.A. - ADR	4,914,278
		36,712,027
	Pharmaceuticals - 5.97%
97,330	AstraZeneca PLC - ADR	7,693,936
24,471	Eli Lilly & Co.	1,446,236
		9,140,172
	Semiconductors & Semiconductor Equipment - 0.59%
33,895	Intel Corp.	904,658

	Specialty Retail - 0.24%
29,725	Staples, Inc.	371,562

	Tobacco - 6.36%
57,628	Altria Group, Inc.	2,311,459
105,085	Lorillard, Inc.	6,244,151
20,976	Reynolds American, Inc.	1,183,676
		9,739,286
	Trading Companies & Distributors - 0.32%
1,708	Mitsui & Co., Ltd. - ADR	482,681

	Wireless Telecommunication Services - 8.39%
59,077	China Mobile Ltd. - ADR	2,802,022
217,368	Mobile Telesystems - ADR	3,643,088
161,864	NTT DoCoMo, Inc. - ADR	2,586,587
9,357	Rogers Communications, Inc. - Class B #	371,660
90,423	Vodafone Group PLC - ADR	3,432,455
		12,835,812
	Total Common Stocks (Cost $122,799,822)	139,110,160

	CONVERTIBLE PREFERRED STOCKS - 3.32%
	Media - 3.32%
209,709	Shaw Communications, Inc. - Class B #	5,081,249

	Total Convertible Preferred Stocks (Cost $4,814,556)	5,081,249

	PREFERRED STOCKS - 3.80%
	Diversified Telecommunication Services - 3.80%
274,595	Telefonica Brasil S.A. - ADR	5,821,414

	Total Preferred Stocks (Cost $6,217,584)	5,821,414

Total Investments in Securities (Cost $133,831,962) - 97.99%	150,012,823
Other Assets in Excess of Liabilities - 2.01%	3,071,333
Net Assets - 100.00%	$153,084,156

# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
Canada	19.0%
United States	19.0%
United Kingdom	16.7%
France	7.3%
Switzerland	5.0%
Germany	4.4%
Brazil	4.3%
Japan	4.1%
Russian Federation	4.1%
Colombia	3.8%
Australia	3.4%
Italy	3.0%
Netherlands	2.3%
Hong Kong	1.9%
Ireland	1.0%
China	0.4%
Norway	0.2%
Republic of Korea	0.1%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.70%
	Aerospace & Defense - 5.18%
1,533	Alliant Techsystems, Inc.	$221,089
543	Curtiss-Wright Corp.	34,719
448	Engility Holdings, Inc. *	19,551
628	Erickson Air-Crane, Inc. *	9,929
4,605	Exelis, Inc.	85,377
1,605	Huntington Ingalls Industries, Inc.	165,315
469	Spirit Aerosystems Holdings, Inc. - Class A *	14,084
		550,064
	Airlines - 2.17%
661	Alaska Air Group, Inc.	62,187
182	Allegiant Travel Co.	21,376
338	Copa Holdings S.A. - Class A #	45,725
4,022	Hawaiian Holdings, Inc. *	58,118
752	Spirit Airlines, Inc. *	42,744
		230,150
	Auto Components - 3.87%
1,725	Gentex Corp.	49,456
1,427	The Goodyear Tire & Rubber Co.	35,960
267	Lear Corp.	22,177
3,400	Modine Manufacturing Co. *	56,032
1,722	Standard Motor Products, Inc.	65,419
2,670	Valeo S.A. - ADR	182,361
		411,405
	Biotechnology - 0.38%
402	United Therapeutics Corp. *	40,204

	Building Products - 4.02%
2,433	A.O. Smith Corp.	113,767
6,931	AAON, Inc.	196,494
1,431	Fortune Brands Home & Security, Inc.	57,025
4,567	PGT, Inc. *	45,442
184	Trex Co., Inc. *	14,448
		427,176
	Capital Markets - 0.84%
2,293	FXMC, Inc. - Class A	35,496
1,575	HFF, Inc. - Class A	53,550
		89,046
	Chemicals - 0.97%
1,950	FutureFuel Corp.	39,136
87	NewMarket Corp.	32,392
420	Quaker Chemical Corp.	31,261
		102,789
	Commercial Services & Supplies - 4.03%
1,641	G & K Servies, Inc. - Class A	86,875
804	KAR Auction Services, Inc.	23,943
2,623	Kimball International, Inc. - Class B	43,961
2,448	R.R. Donnelley & Sons Co.	43,085
2,486	U.S. Ecology, Inc.	111,000
1,237	UniFirst Corp.	119,049
		427,913

	Communications Equipment - 0.68%
3,014	Ituran Location And Control Ltd. #	72,396

	Computers & Peripherals - 1.51%
4,242	Electronics for Imaging, Inc. *	160,305

	Construction & Engineering - 0.14%
1,001	Comfort Systems USA, Inc.	15,015

	Construction Materials - 0.54%
1,092	Caesarstone Sdot-Yam Ltd. #	56,981

	Containers & Packaging - 2.33%
3,436	Packaging Corp. of America	228,941
190	Rock Tenn Co. - Class A	18,166
		247,107
	Diversified Consumer Services - 3.45%
8,765	China Distance Education Holdings Ltd. - ADR	132,089
1,864	New Oriental Education & Technology Group, Inc. - ADR	45,109
6,442	TAL Education Group - ADR*	142,497
9,343	Xueda Education Group - ADR	46,622
		366,317
	Diversified Financial Services - 0.88%
1,757	CBOE Holdings, Inc.	93,753

	Diversified Telecommunication Services - 1.35%
3,471	Hellenic Telecommunications Organization S.A. - ADR*	27,421
5,459	IDT Corp. - Class B	86,471
2,256	Lumos Networks Corp.	29,802
		143,694
	Electrical Equipment - 1.47%
796	Acuity Brands, Inc.	99,158
839	EnerSys, Inc.	56,700
		155,858
	Electronic Equipment, Instruments & Components - 1.36%
717	Benchmark Electronics, Inc. *	16,620
1,755	Flextronics International Ltd. * #	15,777
1,472	Methode Electronics, Inc.	40,833
1,476	Newport Corp. *	27,572
635	Zebra Technologies Corp. - Class A *	44,094
		144,896
	Energy Equipment & Services - 1.83%
105	Core Laboratories N.V. #	19,706
449	Helmerich & Payne, Inc.	48,784
3,067	Matrix Service Co. *	94,985
1,558	Tesco Corp. * #	31,160
		194,635
	Food & Staples Retailing - 1.93%
2,191	The Andersons, Inc.	136,477
2,522	Ingles Markets, Inc. - Class A	57,981
492	Spartan Stores, Inc.	10,598
		205,056
	Food Products - 1.33%
524	Industrias Bachoco S.A.B. de C.V. - ADR	23,108
819	Post Holdings, Inc. *	42,801
369	Sanderson Farms, Inc.	30,358
1,078	Tyson Foods, Inc. - Class A	45,244
		141,511

	Health Care Equipment & Supplies - 1.55%
1,571	Anika Therapeutics, Inc. *	67,145
1,299	Masimo Corp. *	34,761
1,192	Vascular Solutions, Inc. *	26,117
850	West Pharmaceutical Services, Inc.	36,873
		164,896
	Health Care Providers & Services - 4.70%
1,053	Addus HomeCare Corp. *	22,766
3,513	Concord Medical Services Holdings Ltd. - ADR	24,345
4,007	Corvel Corp. *	182,479
2,284	ExamWorks Group, Inc. *	84,051
802	Healthways, Inc. *	14,436
2,348	Omnicare, Inc.	139,166
396	Universal Health Services, Inc. - Class B	32,389
		499,632
	Health Care Technology - 0.16%
651	Omnicell, Inc. *	17,238

	Hotels, Restaurants & Leisure - 7.36%
2,027	Burger King Worldwide, Inc.	52,965
1,083	Cracker Barrel Old Country Store, Inc.	102,603
699	Famous Dave's of America, Inc. *	18,516
757	International Game Technology	9,500
1,814	Jack in the Box, Inc. *	97,122
617	Multimedia Games Holding Co., Inc. *	18,016
2,371	Red Robin Gourmet Burgers, Inc. *	161,181
823	Royal Caribbean Cruises Ltd. #	43,726
5,773	Ruth's Hospitality Group, Inc.	72,682
8,232	Sonic Corp. *	156,737
1,951	Texas Roadhouse, Inc.	48,268
		781,316
	Household Durables - 1.92%
1,293	CSS Industries, Inc.	30,993
286	Helen Of Troy Ltd. * #	17,932
612	La-Z-Boy, Inc.	14,829
354	Mohawk Industries, Inc. *	46,873
1,713	Newell Rubbermaid, Inc.	51,578
366	Tupperware Brands Corp.	31,077
282	Universal Electronics, Inc. *	10,533
		203,815
	Internet & Catalog Retail - 0.50%
556	Liberty Ventures - Series A *	32,270
1,385	NutriSystem, Inc.	20,775
		53,045
	Internet Software & Services - 1.86%
1,891	comScore, Inc. *	59,245
633	Conversant, Inc. *	15,470
185	CoStar Group, Inc. *	29,765
382	Envestnet, Inc. *	14,077
735	IAC/InterActiveCorp.	48,716
1,061	Internet Initiative Japan, Inc. - ADR*	12,170
1,097	Reis, Inc. *	18,057
		197,500

	IT Services - 4.39%
2,143	Acxiom Corp. *	60,518
1,095	Broadridge Financial Solutions, Inc.	41,982
616	Cass Information Systems, Inc.	31,114
175	Computer Sciences Corp.	10,356
1,006	CSG Systems International, Inc.	26,518
119	DST Systems, Inc.	10,971
3,876	Euronet Worldwide, Inc. *	178,257
135	FleetCor Technologies, Inc. *	15,408
810	Sykes Enterprises, Inc. *	16,030
473	TeleTech Holdings, Inc. *	11,413
3,406	WNS Holdings Ltd. - ADR*	63,420
		465,987
	Leisure Products - 0.25%
1,712	Smith & Wesson Holding Corp. *	26,279

	Life Sciences Tools & Services - 1.70%
1,001	Albany Molecular Research, Inc. *	16,076
517	ICON PLC * #	20,044
618	PAREXEL International Corp. *	28,026
3,431	WuXi PharmaTech Cayman, Inc. - ADR*	116,654
		180,800
	Machinery - 5.10%
1,242	Albany International Corp. - Class A	44,687
2,520	CIRCOR International, Inc.	204,649
828	Columbus Mckinnon Corp. *	21,934
301	Conrad Industries, Inc.	11,950
1,655	The Greenbrier Companies, Inc. *	86,788
658	Kadant, Inc.	22,866
4,453	NN, Inc.	87,145
820	Trinity Industries, Inc.	61,549
		541,568
	Marine - 0.35%
3,377	Navios Maritime Holdings, Inc. #	26,577
514	Seaspan Corp. #	11,082
		37,659
	Media - 5.39%
215	Charter Communications, Inc. - Class A *	29,139
204	Graham Holdings Co. - Class B	136,931
325	John Wiley & Sons, Inc. - Class A	18,674
2,248	Lions Gate Entertainment Corp. #	59,639
8,331	Live Nation Entertainment, Inc. *	173,951
4,657	MDC Partners, Inc. - Class A #	113,724
2,151	Regal Entertainment Group - Class A	40,439
		572,497
	Oil, Gas & Consumable Fuels - 0.57%
358	SM Energy Co.	26,539
314	Targa Resources Corp.	33,909
		60,448
	Paper & Forest Products - 0.53%
101	Domtar Corp.	9,429
1,067	Schweitzer-Mauduit International, Inc.	46,564
		55,993
	Personal Products - 0.98%
2,414	Inter Parfums, Inc.	88,328
182	Nu Skin Enterprises, Inc. - Class A	15,834
		104,162

	Pharmaceuticals - 2.76%
1,496	Jazz Pharmaceuticals PLC * #	201,810
833	Salix Pharmaceuticals Ltd. *	91,630
		293,440
	Professional Services - 3.00%
1,737	Barrett Business Services, Inc.	87,562
1,481	Huron Consulting Group, Inc. *	105,447
1,018	Navigant Consulting, Inc. *	17,102
7,465	Pendrell Corp. *	12,317
860	Towers Watson & Co. - Class A	96,509
		318,937
	Road & Rail - 1.15%
1,845	Avis Budget Group, Inc. *	97,029
626	Heartland Express, Inc.	13,622
491	Knight Transportation, Inc.	11,651
		122,302
	Semiconductors & Semiconductor Equipment - 1.68%
1,785	Integrated Device Technology, Inc. *	20,831
1,753	Marvell Technology Group Ltd. #	27,803
648	Skyworks Solutions, Inc. *	26,600
12,171	Ultra Clean Holdings, Inc. *	103,697
		178,931
	Software - 6.18%
1,084	Advent Software, Inc.	31,241
1,282	American Software, Inc. - Class A	12,358
378	Aspen Technology, Inc. *	16,250
364	Blackbaud, Inc.	11,084
4,568	Callidus Software, Inc. *	43,602
995	Electronic Arts, Inc. *	28,158
327	ePlus, Inc. *	16,363
6,198	Magic Software Enterprises Ltd. #	50,142
5,801	Manhattan Associates, Inc. *	182,906
1,949	Monotype Imaging Holdings, Inc.	51,473
693	Open Text Corp. #	34,193
823	Perfect World Co. Ltd. - ADR	15,308
1,415	PTC, Inc. *	50,049
1,252	Tyler Technologies, Inc. *	102,226
242	Verint Systems, Inc. *	10,592
		655,945
	Specialty Retail - 0.97%
977	Brown Shoe Co., Inc.	23,047
507	Destination Maternity Corp.	12,503
1,203	Haverty Furniture Companies, Inc.	30,725
1,403	Kirkland's, Inc. *	24,005
657	Stage Stores, Inc.	12,601
		102,881
	Technology Hardware, Storage & Peripherals - 0.67%
5,303	Logitech International S.A. #	71,325

	Textiles, Apparel & Luxury Goods - 3.04%
264	Carter's, Inc.	19,446
768	G-III Apparel Group Ltd. *	55,119
2,369	Hanesbrands, Inc.	194,471
1,261	Iconix Brand Group, Inc. *	53,592
		322,628
	Tobacco - 0.11%
524	Vector Group Ltd.	11,161

	Trading Companies & Distributors - 2.14%
6,936	Aceto Corp.	151,760
808	United Rentals, Inc. *	75,815
		227,575
	Transportation Infrastructure - 0.23%
845	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	24,877

	Wireless Telecommunication Services - 0.20%
520	United States Cellular Corp.	21,601

	Total Common Stocks (Cost $9,432,260)	10,590,709

	Total Investments in Securities (Cost $9,432,260) - 99.70%	10,590,709
	Other Assets in Excess of Liabilities - 0.30%	31,509
	Net Assets - 100.00%	$10,622,218

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2014 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2014:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$27,241,761	$-	$-	$27,241,761
Consumer Staples	7,738,647	-	-	7,738,647
Energy	11,489,196	-	-	11,489,196
Financials	13,804,889	-	-	13,804,889
Health Care	16,892,766	-	-	16,892,766
Industrials	28,766,940	-	-	28,766,940
Information Technology	19,382,746	-	-	19,382,746
Materials	5,219,568	-	-	5,219,568
Telecommunication Services	8,569,222	-	-	8,569,222
Utilities	989,260	-	-	989,260
Total Common Stocks	140,094,995	-	-	140,094,995
Total Investments in Securities	$140,094,995	$-	$-	$140,094,995

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$371,562	$-	$-	$371,562
Consumer Staples	9,739,286			9,739,286
Energy	44,709,445	-	-	44,709,445
Financials	11,664,568	-	-	11,664,568
Health Care	9,140,172	-	-	9,140,172
Industrials	7,362,334	-	-	7,362,334
Information Technology	5,601,817	-	-	5,601,817
Materials	6,432,339	-	-	6,432,339
Telecommunication Services	44,088,637	-	-	44,088,637
Total Common Stocks	139,110,160	-	-	139,110,160
Convertible Preferred Stocks
Consumer Discretionary	5,081,249	-	-	5,081,249
Total Convertible Preferred Stocks	5,081,249	-	-	5,081,249
Preferred Stocks
Telecommunication Services	5,821,414	-	-	5,821,414
Total Preferred Stocks	5,821,414	-	-	5,821,414
Total Investments in Securities	$150,012,823	$-	$-	$150,012,823

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,840,183	$-	$-	$2,840,183
Consumer Staples	461,890	-	-	461,890
Energy	255,083	-	-	255,083
Financials	182,799	-	-	182,799
Health Care	1,196,210	-	-	1,196,210
Industrials	3,079,094	-	-	3,079,094
Information Technology	1,947,285	-	-	1,947,285
Materials	462,870	-	-	462,870
Telecommunication Services	165,295	-	-	165,295
Total Common Stocks	10,590,709	-	-	10,590,709
Total Investments in Securities	$10,590,709	$-	$-	$10,590,709

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at April 30, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended April 30, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2014 was as follows*:

All Cap Core Fund

Cost of investments	$120,613,142

Gross unrealized appreciation	$21,340,857
Gross unrealized depreciation	(1,859,004)
Net unrealized appreciation	$19,481,853

Enhanced Dividend Fund

Cost of investments	$133,966,525

Gross unrealized appreciation	$19,423,773
Gross unrealized depreciation	(3,377,475)
Net unrealized appreciation	$16,046,298

Small/Mid Cap Growth Fund

Cost of investments	$9,432,260

Gross unrealized appreciation	$1,531,665
Gross unrealized depreciation	(373,216)
Net unrealized appreciation	$1,158,449

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
      Douglas G. Hess, President

Date    6/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
  Douglas G. Hess, President

Date   6/27/2014

By (Signature and Title)*    /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date   6/27/2014

* Print the name and title of each signing officer under his or her signature.